As filed with the Securities and Exchange Commission on November 16, 2021

Securities Act Registration No. 333-252544

Investment Company Act Reg. No. 811-23631

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 7	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 10	[ ]

(Check appropriate box or boxes.)

Tactical Investment Series Trust

(Exact Name of Registrant as Specified in Charter)

11726 Seven Gables Road

Cincinnati, Ohio 45249

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (513) 984-9933

Capitol Services, Inc.

1675 South State Street, Suite B

Dover, Delaware 19901

 (Name and Address of Agent for Service)

With Copies To:

Bo J. Howell	Drew K. Horter
Strauss Troy Co., LPA	Tactical Fund Advisors, LLC
150 E. 4th Street, 4th floor	11726 Seven Gables Road
Cincinnati, Ohio 45202	Cincinnati, Ohio 45249

Approximate Date of Proposed Public Offering: Immediately following effectiveness of this post-effective amendment.

It is proposed that this filing will become effective (check appropriate box)

| |	immediately upon filing pursuant to paragraph (b)
|X|	On November 18, 2021 pursuant to paragraph (b)
| |	60 days after filing pursuant to paragraph (a)(1)
|_|	on (date) pursuant to paragraph (a)(1)
| |	75 days after filing pursuant to paragraph (a)(2)
|_|	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

|X|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Tactical Investment Series Trust filed with the Commission on August 27, 2021 (Accession No. 0001580642-21-004027) (the “Registration Statement”) until November 18, 2021. The prospectus, statement of additional information, and Part C included in the Registration Statement are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on November 16, 2021.

Tactical Investment Series Trust

By:	/s/Drew K. Horter
Drew K. Horter, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*		November 16, 2021
Peter Baden, Trustee		Date
*		November 16, 2021
Matthew Brennan, Trustee		Date
*		November 16, 2021
Richard M. Curry, Trustee		Date

/s/ Drew K, Horter		November 16, 2021
Drew K. Horter, Trustee, President and Principal Executive Officer		Date
/s/ Brian Curley		November 16, 2021
Brian Curley, Treasurer and Principal Financial Officer		Date
* By:	/s/ Drew K. Horter	November 16, 2021
Drew K. Horter, Attorney-in-Fact		Date

* Attorney-in-fact pursuant to Powers of Attorney incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed February 24, 2021.